ANNUAL REPORT   NOVEMBER 30, 2000

Prudential Government Securities Trust/
Money Market Series, Short-Intermediate Term
Series, & U.S. Treasury Money
Market Series

Fund Type Money Market (Government Securities for
Short-Intermediate Term Series)

Objective    Money Market Series: High current
income, preservation of capital, and
maintenance of liquidity. Short-Intermediate Term
Series: High level of income
consistent with providing reasonable safety. U.S.
Treasury Money Market
Series: High current income consistent with the preservation of principal and liquidity.

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
The views expressed in this report and information about the Trust's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Money Market Series seeks high current income, preservation of capital, and maintenance of liquidity. The Series invests primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the
U.S. government or its agencies or
instrumentalities. The U.S. government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares. There can be no assurance that the Series will achieve its investment objective.

The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity.
The Series invests
exclusively in U.S. Treasury obligations with effective remaining maturities of 13 months or less. The U.S. government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares. There can be no assurance that the Series will achieve its investment objective.

Performance                          As of 11/30/00
Money Market Series
                   7-Day          Net Asset    Weighted Avg.    Net Assets
                Current Yld.*    Value (NAV)    Mat. (WAM)      (Millions)
Class A           5.75%            $1.00          61 Days          $558
Class Z           5.87%            $1.00          61 Days          $ 39
iMoneyNet, Inc.
Government and
Agency Fund
Avg.**            5.93%            $1.00          45 Days           N/A


U.S. Treasury Money Market Series
Class A           5.72%            $1.00          48 Days          $365
Class Z           5.84%            $1.00          48 Days          $  6
iMoneyNet, Inc.
U.S. Treasury
Fund Avg.**       5.70%            $1.00          60 Days           N/A

* Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other
government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

** iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on
Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government and
Agency Fund Average and U.S. Treasury Fund Average as of November 28, 2000. iMoneyNet, Inc. was formerly known as IBC Financial Data, Inc.

www.prudential.com           (800) 225-1852

Performance at a Glance

The Short-Intermediate Term Series seeks a high level of income consistent with providing reasonable safety. The Series invests at least 65% of its total assets in U.S. government securities, including
U.S. Treasury bills, notes,
bonds, and other debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The U.S.
government's guarantee applies
only to the underlying securities of this Series, and not to the value of the Series' shares. It is currently anticipated that the Series will invest primarily in securities with maturities ranging from two to five years. There can be no assurance that the Series will achieve its investment objective.

Cumulative Total Returns1                     As of 11/30/00
Short-Int. Term Series
                  One     Five       Ten       Since
                  Year    Years     Years    Inception2
Class A           7.13%   28.35%    83.31%    293.70%
Class Z           7.41     N/A       N/A       22.46
Lipper Short-
Intermediate
U.S. Gov't Fund
Avg.3             6.83    28.19     86.49       ***

Average Annual Total Returns1                 As of 12/31/00
Short-Int. Term Series
                  One     Five       Ten       Since
                  Year    Years     Years    Inception2
Class A           8.88%   5.25%     6.25%      7.88%
Class Z           9.05     N/A       N/A       5.83


Distributions and Yields1                    As of 11/30/00
Short-Int. Term Series

             Total Distributions        30-Day
              Paid for 12 Months      SEC Yield2
Class A             $0.45                5.69%
Class Z             $0.47                5.86%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. Shares of
this Series are sold
without an initial or contingent deferred sales charge. Class Z shares are not subject to distribution and service (12b-1) fees.

2 Inception dates: Class A, 9/22/82; Class Z, 2/26/97.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the Short-
Intermediate U.S. Gov't Fund
category. The Lipper average is unmanaged. Short-
Intermediate U.S. Government
funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, with dollar-weighted average maturities of one to five years.
*** Lipper Since Inception returns are 297.50% for
Class A and 21.84% for
Class Z, based on all funds in each share class.

(LOGO)                           January 16, 2001

Dear Shareholder,
Our fiscal year that began December 1, 1999 was a favorable period for investors in money market funds. Money fund yields climbed sharply as the
Federal Reserve (the Fed) repeatedly raised short-term interest rates to keep the U.S. economy from overheating. The Money
Market Series and the U.S.
Treasury Money Market Series benefited from this trend toward higher money fund yields and maintained net asset values of $1 per share.

As for the Short-Intermediate Term Series, a shift in asset allocation toward mortgage-related securities helped the Series take advantage of a strong bond market rally during the second half of our fiscal year. Consequently, for our
12-month reporting period, the Short-Intermediate
Term Series' share classes
outperformed their benchmark Lipper Average.

We discuss developments in the fixed-income markets and explain each Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Government Securities Trust/Money
Market Series
Prudential Government Securities Trust/Short-
Intermediate Term Series
Prudential Government Securities Trust/U.S.
Treasury Money Market Series

Prudential Government Securities Trust    Money Market Series
Annual Report    November 30, 2000

Investment Adviser's Report

MONEY MARKET SERIES
Our investment strategy was affected by the declining issuance of U.S.
Treasuries. Burgeoning federal budget surpluses cut the U.S. government's need to borrow money through Treasury issuance.
However, stock market volatility
led more investors to seek the relative safety of Treasuries. With fewer
Treasuries available, demand grew for federal agency money market securities-- the Series' primary investment vehicle.

Adjustable-rate securities were among the types of attractively priced money market securities that were readily available.
Roughly 50% of the Series'
total investments remained in adjustable-rate securities during our fiscal year. In the first six months, we focused on securities whose rates reset either daily, weekly, or monthly. This strategy worked well as the Fed raised short-term interest rates in February, March, and May 2000 to curb U.S.
economic growth and check inflation. As the Fed tightened monetary policy, rates on our securities adjusted higher, boosting the Series' yields.

We later shifted the Series' focus to securities whose rates reset monthly or quarterly. Holding securities whose rates changed less frequently made sense in the second half of our fiscal year because money market yields declined when reports suggested economic growth was slowing. Therefore, the central bank no longer needed to tighten monetary policy, and investors soon began to debate if and when the Fed might cut rates.

In the second half of our fiscal year, we also bought six-month and one-year federal agency securities to lock in yields before they moved sharply lower.
Our purchases extended the Series' weighted average maturity (WAM). (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held by a fund.) Lengthening the WAM typically helps the Series' yields to remain higher for a longer time when money market yields decline.

Prudential Government Securities Trust    Money Market Series
Annual Report    November 30, 2000

Looking Ahead
In early January 2001, the Fed surprised financial markets with an aggressive half-percentage-point reduction that lowered the federal funds rate to 6.00%.
(This is the rate that U.S. banks charge each other for overnight loans.)
Cutting this key rate also encourages lower borrowing costs for businesses and consumers, which can help stimulate U.S. economic growth.

This marked the first time that the central bank eased monetary policy between its regularly scheduled meetings since the Asian financial crisis in 1998. The boldness and the unusual timing of the move lead us to believe the central bank will continue to ease monetary policy if economic growth remains anemic in 2001.

On the other hand, if a large tax cut aimed at bolstering economic activity is forthcoming, the Fed may be less aggressive in cutting rates. Because of this uncertainty about the direction of fiscal and monetary policy, we plan to position the Series' WAM either in line with, or slightly longer than, that of its competitive average. This strategy will allow us greater flexibility to respond to market conditions.

Prudential Government Securities Trust    U.S. Treasury Money Market Series

Annual Report    November 30, 2000

INVESTMENT ADVISER'S REPORT

U.S. TREASURY MONEY MARKET SERIES
A change in the outlook for U.S. monetary policy and a dwindling supply of
U.S. Treasuries were among the key factors that influenced our investment strategy during our fiscal year that began
December 1, 1999. There was also
speculation that computers might malfunction when switching their internal dates from December 31, 1999 to January 1, 2000.
Although this concern
affected the investment environment, the impact rapidly faded from financial markets after the smooth transition from 1999 to 2000.

At the beginning of 2000, investors focused on the Fed, which raised short-term interest rates in February, March, and May
2000 to rein in U.S.
economic growth and prevent higher inflation.
These moves increased the
federal funds rate (the rate U.S. banks charge each other for overnight loans) by a total of one percentage point to 6.50%. The central bank also hiked the discount rate that member banks pay to borrow from the Federal Reserve system by the same amount, which lifted that rate to 6.00%.

As short-term rates rose, yields on Treasury bills also climbed (and their prices fell). Yet they remained expensive compared to other money market securities. Among Treasury bills, six-month securities offered the most attractive yields. However, we limited our purchases of six-month Treasuries in order to minimize the Series' exposure to interest-rate volatility.

As the spring of 2000 continued, reports indicated that the cumulative effect of repeated rate hikes was beginning to curb economic growth. Consequently, investors began to drive money market yields lower
(and prices higher) because
the Fed no longer needed to tighten monetary policy.

We bought Treasuries maturing in two to five months and cash management bills, which are issued for very brief periods of time when the federal government suffers shortfalls in its cash flow. These securities provided more attractive yields than one-year Treasury bills. In addition to the outlook for

Prudential Government Securities Trust    U.S. Treasury Money Market Series
Annual Report    November 30, 2000

lower short-term rates, yields on one-year
Treasury bills declined sharply
because the federal government had cut issuance of these securities from monthly to quarterly. Growing federal budget surpluses had reduced the federal government's need to borrow money through issuance of Treasuries.

Our purchases of two- to five-month Treasuries and cash management bills extended the Series' weighted average maturity
(WAM), which was longer than
its competitive average for much of the second half of our fiscal year. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held by a fund.) Lengthening the Series'
WAM enabled its yield to
remain higher for a longer time amid the general decline in money market yields.

LOOKING AHEAD
In early January 2001, the Fed surprised financial markets with an aggressive half-percentage-point reduction in the federal funds rate to 6.00%. Cutting this rate also encourages lower borrowing costs for businesses and consumers, which can help stimulate U.S. economic growth.

This was the first time since the Asian crisis in 1998 that the central bank eased monetary policy between its regularly scheduled meetings. The boldness and the unusual timing of the move lead us to believe the central bank will continue to ease monetary policy if economic growth remains anemic in 2001.

On the other hand, if a large tax cut aimed at bolstering economic activity is forthcoming, the Fed may be less aggressive in cutting rates. Because of this uncertainty about the direction of fiscal and monetary policy, we plan to position the Series' WAM either in line with, or slightly longer than, that of its competitive average. This strategy will allow us greater flexibility to respond to market conditions.

Prudential Government Securities Trust    Short-Intermediate Term Series
Annual Report    November 30, 2000

INVESTMENT ADVISER'S REPORT

SHORT-INTERMEDIATE TERM SERIES
Conditions in the U.S. bond market generally improved during our fiscal year that began December 1, 1999, as the Fed initially increased short-term interest rates in the first half of the year, then left monetary policy unchanged in the second half.

Throughout the 12-month period, we emphasized intermediate-term bonds over shorter-term bonds, as well as mortgage-related securities and federal agency securities over U.S. Treasuries. This strategy enabled the Series' Class A shares to outperform their benchmark Lipper
Average by 0.30%.

FED RATE HIKES PRESSURED BOND PRICES
The Fed raised short-term rates in February, March, and May 2000. These moves increased the federal funds rate (the rate U.S.
banks charge each other for
overnight loans) by a total of one percentage point to 6.50%. The central bank also hiked the discount rate that member banks pay to borrow from the Federal
Reserve system by the same amount, which lifted that rate to 6.00%. Boosting short-term rates discourages bank lending, which cuts the amount of money available for business expansion and consumer spending. This, in turn, can slow U.S. economic growth and prevent higher inflation.

Anticipation of the rate hikes led investors to frequently demand higher yields on bonds, forcing bond prices lower. This bearish trend was more pronounced among shorter-term bonds, which typically track changes in the federal funds rate more closely than intermediate- or longer-term bonds.
Mindful of this tendency, we emphasized the intermediate sector of the bond market, where there was relatively less upward pressure on yields.

Prudential Government Securities Trust    Short-Intermediate Term Series
Annual Report    November 30, 2000

DISTORTED YIELD RELATIONSHIP IN U.S. BOND MARKET
In late May 2000, yields on two-year Treasuries stood higher than yields on five-, 10-, and 30-year Treasuries. This unusual development is known as an inverted yield curve. (A yield curve is a graph that depicts bond yields from the shortest to the longest maturities.) Long-term debt securities normally offer the highest yields to compensate for the greater risk entailed in investing for a longer time. However, the normal yield relationship was reversed by the impact of tighter monetary policy and significant developments in the Treasury market.

Growing federal budget surpluses reduced the federal government's need to borrow money through issuance of Treasuries.
Therefore, the federal government
reduced issuance of two-, five-, 10-, and 30-year
Treasuries. It also embarked
upon its plan to buy back up to $30 billion of Treasuries by the end of 2000.
The combined effect of the Fed's rate hikes
(pushing yields on short- and
intermediate-term bonds higher) and the Treasury's buyback program (driving yields on longer-term bonds lower) caused the Treasury yield curve to invert.
This dwindling supply of Treasuries met with strong investor demand, which helped Treasuries outperform other U.S. fixed-income markets in the first half of our fiscal year.

WE FAVORED MORTGAGE-RELATED SECURITIES
We maintained a sizable exposure to 15-year Fannie
Mae mortgage pass-through
securities. However, we concentrated our purchases in collateralized mortgage obligations (CMOs). These securities are structured so that their cash flows are less likely to be curtailed when home owners refinance the underlying mortgages with new lower-rate home loans.

During the second half of our fiscal year, having a considerable exposure to short-maturity CMOs worked well relative to short-maturity Treasuries, as investors grew increasingly concerned about the potential for mortgage refinancing. Government reports indicated that the cumulative effect of tighter monetary policy was beginning to curb economic growth.

www.prudential.com (800) 225-1852

Consequently, investors accepted lower yields (and paid higher prices) for bonds because the Fed no longer needed to tighten monetary policy, and there was talk about if and when the Fed might cut rates. Falling bond yields pulled mortgage rates lower, making it possible for more consumers to refinance their home loans.

In this environment, solid demand for short-maturity CMOs pushed their prices higher. Prices of other mortgage-related securities also rose, as did prices of federal agency securities and Treasuries. By the end of our fiscal year, mortgage-related securities comprised 52% of the Series' net assets--up from
27% a year earlier. Government agency securities accounted for a still considerable 27% versus 33% a year earlier, while
Treasuries fell to 11% from
23%.

Prudential Government Securities Trust Fund Management Team

Proposed Merger
A proposal to merge the Short-Intermediate Term
Series into the Prudential
Government Income Fund will be put to a
shareholder vote at a special meeting
on or about March 22, 2001. If approved, the merger is scheduled to take place in late March or in April 2001. For information regarding this proposal, please refer to the enclosed materials.

Prudential Government Securities Trust

Annual Report    November 30, 2000

Financial
    Statements

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of November 30, 2000

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Federal Farm Credit Bank  2.9%
$    5,000     5.85%, 12/1/00                                        $     5,000,000
    12,587     5.875%, 7/2/01                                             12,517,791
                                                                     ---------------
                                                                          17,517,791
-------------------------------------------------------------------------------------
Federal Home Loan Bank  42.0%
     9,000     6.63%, 12/7/00, F.R.N.                                      8,999,991
    17,000     6.55%, 4/12/01, F.R.N.                                     17,000,000
    48,000     6.505%, 4/19/01, F.R.N.                                    47,991,043
    14,000     6.56%, 5/10/01, F.R.N.                                     13,996,932
     7,000     6.48%, 7/18/01, F.R.N.                                      6,996,926
    12,000     6.4375%, 9/21/01, F.R.N.                                   11,995,272
    45,500     6.58188%, 10/12/01, F.R.N.                                 45,473,200
    53,500     6.55%, 10/19/01, F.R.N.                                    53,467,788
    11,000     6.65125%, 11/30/01, F.R.N.                                 10,998,020
     1,500     5.965%, 12/1/00                                             1,500,000
     5,000     5.10%, 12/29/00                                             4,993,754
     2,000     5.375%, 3/2/01                                              1,993,826
     8,150     6.52%, 3/28/01                                              8,147,629
     7,000     6.625%, 4/6/01                                              6,997,801
     1,800     6.875%, 7/3/01                                              1,800,117
     1,000     5.935%, 7/6/01                                                996,103
       200     6.495%, 8/9/01                                                199,857
       200     7.44%, 8/10/01                                                201,103
     7,000     6.50%, 9/19/01                                              6,995,552
                                                                     ---------------
                                                                         250,744,914
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  1.8%
     4,000     5.99%, 12/6/00                                              3,999,917
     2,500     5.40%, 4/12/01                                              2,488,341
     4,000     6.00%, 7/20/01                                              3,981,916
                                                                     ---------------
                                                                          10,470,174

    See Notes to Financial Statements                                     11

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of November 30, 2000 Cont'd.

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Federal National Mortgage Association  30.8%
$   23,000     6.54%, 3/6/01, F.R.N.                                 $    22,997,007
    15,750     6.485%, 6/7/01, F.R.N.                                     15,743,274
    13,000     6.536%, 12/3/01, F.R.N.                                    12,994,930
    12,500     5.90%, 12/1/00                                             12,500,000
     3,049     Zero Coupon, 1/11/01                                        3,026,707
    20,000     Zero Coupon, 1/25/01                                       19,803,375
    26,300     6.47%, 2/16/01                                             26,284,942
    13,000     5.625%, 3/15/01                                            12,960,538
    11,500     6.52%, 3/16/01                                             11,494,725
     2,000     7.00%, 5/17/01                                              2,002,245
     5,500     5.86%, 7/19/01                                              5,466,229
     1,500     6.71%, 7/24/01                                              1,498,830
       500     6.67%, 8/1/01                                                 500,116
    23,500     6.64%, 9/18/01                                             23,508,427
     1,235     5.60%, 11/9/01                                              1,224,244
    12,000     6.63%, 11/14/01                                            11,997,897
                                                                     ---------------
                                                                         184,003,486
-------------------------------------------------------------------------------------
Student Loan Marketing Association  15.3%
     3,000     6.64%, 3/9/01, F.R.N.                                       3,000,559
     3,800     6.56%, 3/15/01, F.R.N.                                      3,799,753
    18,000     6.66%, 7/25/01, F.R.N.                                     18,004,512
     4,000     6.68%, 8/23/01, F.R.N.                                      4,001,192
    23,000     6.61%, 8/28/01, F.R.N.                                     22,998,446
    11,000     6.59%, 9/17/01, F.R.N.                                     10,993,596
    22,000     6.61%, 11/16/01, F.R.N.                                    21,993,876
     5,000     6.505%, 2/7/01                                              4,999,814
     1,750     6.15%, 8/9/01                                               1,744,777
                                                                     ---------------
                                                                          91,536,525

    12                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of November 30, 2000 Cont'd.

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Repurchase Agreements(a)  8.6%
$   16,346     ABN AMRO Incorporated, 6.51%, dated 11/28/00, due
                12/5/00 in the amount of $16,366,691 (cost
                $16,346,000; the value of the collateral including
                interest is $16,672,920)                             $    16,346,000
    19,303     Credit Suisse First Boston Corp., 6.53%, dated
                11/30/00, due 12/4/00 in the amount of $19,317,005
                (cost $19,303,000; the value of the collateral
                including interest is $19,834,788)                        19,303,000
    15,334     Morgan Stanley Dean Witter & Co., 6.51%, dated
                11/29/00, due 12/4/00 in the amount of $15,347,864
                (cost $15,334,000; the value of the collateral
                including interest is $15,748,022)                        15,334,000
                                                                     ---------------
                                                                          50,983,000
                                                                     ---------------
               Total Investments  101.4%
                (amortized cost $605,255,890(b))                         605,255,890
               Liabilities in excess of other assets  (1.4%)              (8,414,142)
                                                                     ---------------
               Net Assets  100%                                      $   596,841,748
                                                                     ---------------
                                                                     ---------------

------------------------------
F.R.N. Floating Rate Note. The interest rate reflected is the rate in effect at
       November 30, 2000.
(a) Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
    See Notes to Financial Statements                                     13

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Portfolio of Investments as of November 30, 2000

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  93.5%
-------------------------------------------------------------------------------------
Asset-Backed  3.9%
               Capital One Master Trust
$    3,000(a)  5.43%, Ser. 98-4 A, 1/15/07                           $     2,921,719
               Premier Auto Trust
       464(a)  5.77%, Ser. 98-2 A3, 1/6/02                                   463,710
               First Union National Bank Commercial Mortgage Trust
     1,000     6.94%, OO-C2 A1, 4/15/10                                    1,008,750
                                                                     ---------------
                                                                           4,394,179
-------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Pass-Through Obligations  22.1%
               Federal National Mortgage Association
    18,000(b)  6.50%, 12/1/15                                             17,769,240
     4,545     7.00%, 3/01/08                                              4,567,926
     2,109(a)  7.50%, 4/01/10 - 12/01/10                                   2,143,096
               Federal Home Loan Mortgage Association
       422(a)  9.00%, 9/01/05 - 11/01/05                                     432,147
        45     7.375%, 3/01/06                                                45,437
                                                                     ---------------
                                                                          24,957,846
-------------------------------------------------------------------------------------
U.S. Government Agency Obligations  26.7%
               Federal National Mortgage Association
    10,000(a)  5.50%, 10/12/01, MTN                                        9,929,700
    15,600(a)  5.625%, 5/14/04                                            15,319,668
     5,000(a)  6.30%, 9/25/02                                              4,978,100
                                                                     ---------------
                                                                          30,227,468

    14                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Portfolio of Investments as of November 30, 2000 Cont'd.

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
United States Treasury Notes  10.8%
$    3,000     5.50%, 2/28/03                                        $     2,992,500
     9,157(c)  5.875%, 11/15/04                                            9,267,159
                                                                     ---------------
                                                                          12,259,659
-------------------------------------------------------------------------------------
Collateralized Mortgage Obligations  30.0%
               Federal Home Loan Mortgage Corp.
    12,291(a)  5.75%, 4/15/10                                             12,149,199
     6,500     6.50%, 7/15/10                                              6,483,750
               Federal National Mortgage Association
     2,104     6.00%, 6/25/08                                              2,047,822
     2,129     6.50%, 5/25/08                                              2,116,749
    10,985     7.00%, 1/18/24                                             11,139,561
                                                                     ---------------
                                                                          33,937,081
                                                                     ---------------
               Total long-term investments
                (cost $104,922,942)                                      105,776,233
                                                                     ---------------
SHORT-TERM INVESTMENTS  21.7%
-------------------------------------------------------------------------------------
Commercial Paper  14.8%
               Blue Ridge Asset Funding
     3,150     6.53%, 12/6/00                                              3,147,143
               Falcon Asset Securitization Corp.
     4,535     6.52%, 12/8/00                                              4,529,251
               Sweetwater Capital Corp.
     4,535     6.52%, 12/11/00                                             4,526,787
               Wood Street Funding Corp.
     4,535     6.53%, 12/12/00                                             4,525,951
                                                                     ---------------
               Total commercial paper
                (cost $16,729,132)                                        16,729,132
                                                                     ---------------

    See Notes to Financial Statements                                     15

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Portfolio of Investments as of November 30, 2000 Cont'd.

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Repurchase Agreement  6.9%
$    7,779     Joint Repurchase Agreement Account,
                6.50%, 12/01/00 (amortized cost $7,779,000; Note
                5)                                                   $     7,779,000
                                                                     ---------------
               Total short-term investments
                (cost $24,508,132)                                        24,508,132
                                                                     ---------------
               Total Investments  115.2%
                (cost $129,431,074; Note 4)                              130,284,365
               Liabilities in excess of other assets  (15.2%)            (17,195,406)
                                                                     ---------------
               Net Assets  100%                                      $   113,088,959
                                                                     ---------------
                                                                     ---------------

------------------------------
(a) Portion of security segregated as collateral for dollar rolls.
(b) Portion of security held as Mortgage dollar roll, see Note 1 and Note 4. The amount of dollar rolls outstanding at November 30, 2000 was $12,791,465 (principal $13,000,000), which was 9.2% of total assets.
(c) Portion of security pledged as initial margin for financial futures contracts.
MTN--Medium Term Note.
    16                                     See Notes to Financial Statements

     Prudential Government Securities Trust
      U.S. Treasury Money Market Series
             Portfolio of Investments as of November 30, 2000

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
United States Treasury Bills  21.4%
$      271     6.35%, 12/18/00                                       $       270,187
       731     6.355%, 12/18/00                                              728,806
    62,590     6.37%, 12/18/00                                            62,401,726
     9,208     6.32%, 12/21/00                                             9,175,670
       281     6.375%, 12/21/00                                              280,005
     6,356     6.379%, 12/21/00                                            6,333,474
                                                                     ---------------
                                                                          79,189,868
-------------------------------------------------------------------------------------
United States Treasury Notes  75.7%
    90,087     4.625%, 12/31/00                                           89,943,901
    59,649     5.50%, 12/31/00                                            59,599,185
    44,629     4.50%, 1/31/01                                             44,488,520
    10,898     5.25%, 1/31/01                                             10,876,671
    51,545     5.00%, 2/28/01                                             51,377,509
     5,831     5.625%, 2/28/01                                             5,820,581
    16,000     4.875%, 3/31/01                                            15,919,261
     1,854     5.00%, 4/30/01                                              1,844,440
       910     6.25%, 4/30/01                                                909,708
                                                                     ---------------
                                                                         280,779,776
                                                                     ---------------
               Total Investments  97.1%
                (amortized cost $359,969,644(a))                         359,969,644
               Other assets in excess of liabilities  2.9%                10,694,071
                                                                     ---------------
               Net Assets  100%                                      $   370,663,715
                                                                     ---------------
                                                                     ---------------

------------------------------
(a) Federal income tax basis of Portfolio securities is the same as for financial reporting purposes.
    See Notes to Financial Statements                                     17

     Prudential Government Securities Trust     As of November 30, 2000
             Statement of Assets and Liabilities

                                                               Short-        U.S. Treasury
                                              Money         Intermediate         Money
                                          Market Series     Term Series      Market Series
-------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost
  $605,255,890, $129,431,074 and
  $359,969,644, respectively)             $ 605,255,890     $130,284,365      $ 359,969,644
Cash                                             91,724          246,835                862
Receivable for investments sold               9,964,389        7,088,229                 --
Interest receivable                           6,174,236          535,801          4,863,002
Receivable for Series shares sold             3,299,481        1,298,758          9,712,070
Due from broker-variation margin                                  30,892
Other assets                                     12,796            3,575              6,275
Securities lending income receivable                 --              352                 --
                                          -------------     ------------     --------------
      Total assets                          624,798,516      139,488,807        374,551,853
                                          -------------     ------------     --------------
LIABILITIES
Dollar roll payable                                  --       12,791,465                 --
Payable for investments purchased            23,992,950       12,013,577                 --
Payable for Series shares reacquired          2,580,741        1,163,821          3,014,907
Dividends payable                               848,577          131,582            507,733
Management fee payable                          196,641           36,967            116,463
Distribution fee payable                         30,823           15,278             19,608
Accrued expenses and other liabilities          307,036          247,158            229,427
                                          -------------     ------------     --------------
      Total liabilities                      27,956,768       26,399,848          3,888,138
                                          -------------     ------------     --------------
NET ASSETS                                $ 596,841,748     $113,088,959      $ 370,663,715
                                          -------------     ------------     --------------
                                          -------------     ------------     --------------
Net assets were comprised of:
   Shares of beneficial interest, at
   par ($.01 per share)                   $   5,968,417     $    117,598      $   3,706,637
   Paid-in capital in excess of par         590,873,331      140,172,706        366,957,078
                                          -------------     ------------     --------------
                                            596,841,748      140,290,304        370,663,715
   Undistributed net investment income                           643,398                 --
   Accumulated net realized loss on
      investments                                    --     (28,748,527)                 --
   Net unrealized appreciation on
      investments                                    --          903,784                 --
                                          -------------     ------------     --------------
Net assets, November 30, 2000             $ 596,841,748     $113,088,959      $ 370,663,715
                                          -------------     ------------     --------------
                                          -------------     ------------     --------------

    18                                     See Notes to Financial Statements

     Prudential Government Securities Trust     As of November 30, 2000
             Statement of Assets and Liabilities Cont'd.

                                                               Short-        U.S. Treasury
                                              Money         Intermediate         Money
                                          Market Series     Term Series      Market Series
-------------------------------------------------------------------------------------------------
Net asset value
Class A:
   Net asset value, offering price and
      redemption price per share
      ($558,307,469 / 558,307,469
      shares of beneficial interest
      issued and outstanding)                     $1.00
                                          -------------
                                          -------------
      ($106,047,601 / 11,030,577
      shares of beneficial interest
      issued and outstanding)                                      $9.61
                                                            ------------
                                                            ------------
      ($365,154,211 / 365,154,211
      shares of beneficial interest
      issued and outstanding)                                                         $1.00
                                                                             --------------
                                                                             --------------
Class Z:
   Net asset value, offering price and
      redemption price per share
      ($38,534,279 / 38,534,279 shares
      of beneficial interest issued
      and outstanding)                            $1.00
                                          -------------
                                          -------------
      ($7,041,358 / 729,212 shares of
      beneficial interest issued and
      outstanding)                                                 $9.66
                                                            ------------
                                                            ------------
      ($5,509,504 / 5,509,504 shares
      of beneficial interest issued
      and outstanding)                                                                $1.00
                                                                             --------------
                                                                             --------------

    See Notes to Financial Statements                                     19

     Prudential Government Securities Trust     Year Ended November 30, 2000
             Statement of Operations

                                                                  Short-        U.S. Treasury
                                                 Money         Intermediate         Money
                                             Market Series     Term Series      Market Series
---------------------------------------------------------------------------------------------------
Net Investment Income
   Interest                                   $37,111,110      $  7,632,423      $22,710,452
   Income from securities loaned, net                  --            10,221               --
                                             -------------     ------------     -------------
      Total income                             37,111,110         7,642,644       22,710,452
                                             -------------     ------------     -------------
Expenses
   Management fee                               2,373,381           483,730        1,594,581
   Distribution fee--Class A                      698,878           208,832          495,568
   Transfer agent's fees and expenses           1,955,000           196,000          164,000
   Custodian's fees and expenses                   75,000            64,000           55,000
   Registration fees                               98,000            24,000           24,000
   Reports to shareholders                         70,000            63,000           30,000
   Audit fee                                       25,000            34,000           25,000
   Legal fees and expenses                         25,000            34,000           10,000
   Trustees' fees and expenses                     19,000            12,000           14,000
   Insurance expense                                9,000             2,000            2,000
   Miscellaneous                                   10,172             3,994              511
                                             -------------     ------------     -------------
      Total expenses                            5,358,431         1,125,556        2,414,660
                                             -------------     ------------     -------------
Net investment income                          31,752,679         6,517,088       20,295,792
                                             -------------     ------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                         18,838       (1,876,729)           70,889
   Financial futures contracts                         --            66,826               --
                                             -------------     ------------     -------------
                                                   18,838       (1,809,903)           70,889
                                             -------------     ------------     -------------
Net change in unrealized appreciation
  (depreciation) on:
   Investments                                         --         3,374,282               --
   Financial futures contracts                         --            38,790               --
                                             -------------     ------------     -------------
                                                       --         3,413,072               --
                                             -------------     ------------     -------------
Net gain on investments                            18,838         1,603,169           70,889
                                             -------------     ------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  $31,771,517      $  8,120,257      $20,366,681
                                             -------------     ------------     -------------
                                             -------------     ------------     -------------

    20                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Statement of Changes in Net Assets

                                                    Year Ended November 30,
                                            ----------------------------------------
                                                  2000                   1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                     $    31,752,679        $    26,611,013
   Net realized gain on investment
      transactions                                    18,838                 22,795
                                            -----------------      -----------------
   Net increase in net assets resulting
      from operations                             31,771,517             26,633,808
                                            -----------------      -----------------
   Dividends and distributions (Note 1)          (31,771,517)           (26,633,808)
                                            -----------------      -----------------
Series share transactions(a) (Note 6):
   Net proceeds from shares subscribed         1,170,479,432          1,745,594,547
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               30,497,478             25,608,555
   Cost of shares reacquired                  (1,222,549,443)        (1,769,693,659)
                                            -----------------      -----------------
   Net increase (decrease) in net
      assets from Series share
      transactions                               (21,572,533)             1,509,443
                                            -----------------      -----------------
Total increase (decrease)                        (21,572,533)             1,509,443
NET ASSETS
Beginning of year                                618,414,281            616,904,838
                                            -----------------      -----------------
End of year                                  $   596,841,748        $   618,414,281
                                            -----------------      -----------------
                                            -----------------      -----------------
------------------------------
(a) At $1.00 per share for the Money
    Market Series.

    See Notes to Financial Statements                                     21

     Prudential Government Securities Trust     Short Intermediate Term
             Statement of Changes in Net Assets

                                                    Year Ended November 30,
                                            ----------------------------------------
                                                  2000                   1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                      $   6,517,088          $   7,252,280
   Net realized loss on investment
      transactions                               (1,809,903)            (1,548,861)
   Net change in unrealized
      appreciation/depreciation on
      investments                                 3,413,072             (3,950,179)
                                            -----------------      -----------------
   Net increase in net assets resulting
      from operations                             8,120,257              1,753,240
                                            -----------------      -----------------
   Dividends from net investment income
      (Note 1)
      Class A                                    (5,469,326)            (6,943,757)
      Class Z                                      (351,829)              (453,682)
                                            -----------------      -----------------
                                                 (5,821,155)            (7,397,439)
                                            -----------------      -----------------
Series share transactions (Note 6):
   Net proceeds from shares subscribed           25,315,318             28,989,720
   Net asset value of shares issued in
      reinvestment of dividends                   4,123,903              5,237,511
   Cost of shares reacquired                    (54,306,883)           (47,069,301)
                                            -----------------      -----------------
   Net decrease in net assets from
      Series share transactions                 (24,867,662)           (12,842,070)
                                            -----------------      -----------------
Total decrease                                  (22,568,560)           (18,486,269)
NET ASSETS
Beginning of year                               135,657,519            154,143,788
                                            -----------------      -----------------
End of year(a)                                $ 113,088,959          $ 135,657,519
                                            -----------------      -----------------
                                            -----------------      -----------------
------------------------------
(a) Includes undistributed net
  investment income of:                       $     643,398          $          --
                                            -----------------      -----------------

    22                                     See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
             Statement of Changes in Net Assets

                                                      Year Ended November 30,
                                               -------------------------------------
                                                     2000                 1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                       $     20,295,792      $    15,742,063
   Net realized gain on investment
      transactions                                       70,889               92,022
                                               ----------------      ---------------
   Net increase in net assets resulting
      from operations                                20,366,681           15,834,085
                                               ----------------      ---------------
   Dividends and distributions (Note 1)             (20,366,681)         (15,834,085)
                                               ----------------      ---------------
Series share transactions(a) (Note 6):
   Net proceeds from shares subscribed            2,828,165,253        3,016,500,664
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  18,143,345           13,902,487
   Cost of shares reacquired                     (2,799,298,963)      (3,043,734,040)
                                               ----------------      ---------------
   Net increase (decrease) in net assets
      from Series share transactions                 47,009,635          (13,330,889)
                                               ----------------      ---------------
Total increase (decrease)                            47,009,635          (13,330,889)
NET ASSETS
Beginning of year                                   323,654,080          336,984,969
                                               ----------------      ---------------
End of year(a)                                 $    370,663,715      $   323,654,080
                                               ----------------      ---------------
                                               ----------------      ---------------
------------------------------
(a) At $1.00 per share for the U.S.
    Treasury Money Market Series.

    See Notes to Financial Statements                                     23

     Prudential Government Securities Trust
             Notes to Financial Statements

      Prudential Government Securities Trust (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of three series--the Money Market Series, the Short-Intermediate Term Series and the U.S. Treasury Money Market Series (each a 'Series'); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The Short-Intermediate Term Series seeks a high level of income consistent with providing reasonable safety by investing at least 65% of the Series' total assets in U.S> Government securities, including U.S. Treasury bills, notes, bonds and other debt securities, such as mortgage-related and asset-backed securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.

      Securities Valuations:    The Money Market Series and U.S. Treasury Money
Market Series value portfolio securities at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      For the Short-Intermediate Term Series, the Trustees have authorized the use of an independent pricing service to determine valuations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. When market quotations are not readily available, a security is valued by appraisal at its fair value as determined in good faith under procedures established under the general supervision and responsibility of the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or
    24

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Financial Futures Contracts:    The Short-Intermediate Term Series may
enter into financial futures contracts which are agreements to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin'. Subsequent payments, known as 'variation margin', are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Short-Intermediate Term Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Lending:    The Money Market Series and the Short-Intermediate
Term Series may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of the Series in an amount equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the Series continues to receive any dividend or interest paid on such securities. Each Series receives compensation net of rebates for lending securities in the form of fees or it retains a portion of interest on the investments of any cash received as collateral. In these transactions, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. Loans are subject to termination at the option of the borrower or the Series. The Series may pay
                                                                          25

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. As a matter of fundamental policy the Series may not lend more than 30% of the value of its total assets.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities as adjustments to income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund's expenses are allocated to the respective Series on the basis of relative net assets except for Series specific expenses which are allocated at a Series or class level. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the 'Guide'), was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net assets value, but will change the classification of certain amounts between interest income and ralized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements. Net investment income, other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dollar Rolls:    The Short-Intermediate Term Series may enter into dollar
roll transactions in which the Series sells securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Short-Intermediate Term Series forgoes principal and interest paid on the securities. The Series is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Short-Intermediate Term Series maintains a segregated account, the dollar value of which is at least equal to its obligations in respect of dollar rolls.

      Federal Income Taxes:    For federal income tax purposes, each series of
the Fund is treated as a separate taxable entity. It is each Series' policy to continue to
    26

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Money Market Series and U.S. Treasury
Money Market Series declare daily dividends from net investment income and net short-term capital gains and losses. Dividends are paid monthly.

      The Short-Intermediate Term Series declares dividends from net investment income daily; payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with American Institute of Certified Public Accountants' (AICPA) Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. For the Short-Intermediate Term Series, the effect of applying this statement was to decrease undistributed net investment income by $52,535, increase accumulated net realized losses by $3,745,878 and decrease paid-in-capital in excess of par by $3,693,343 which represents the expiration of a portion of the capital loss carryforward and the reversal of prior year's over distribution. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. Pursuant to a subadvisory agreement between PIFM and The Prudential Investment Corporation ('PIC'), PIC furnishes investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .40 of 1% of the average daily net assets of the Short-Intermediate Term Series and the U.S. Treasury Money Market Series. With respect to the Money Market Series, the management fee is payable as follows:
 .40 of 1% of average daily
                                                                          27

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

net assets up to $1 billion, .375 of 1% of average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .20 of 1% of the average daily net assets of the Short-Intermediate Term Series and the U.S. Treasury Money Market Series. With respect to the Money Market Series, the fee paid to PIC by PIFM is payable as follows: .20 of 1% of average daily net assets up to $1 billion, .169 of 1% of average daily net assets between $1 billion and $1.5 billion and .14 of 1% in excess of $1.5 billion. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisory fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by them. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of .125 of 1% of each Series' Class A average daily net assets. The Short-Intermediate Term Series' Class A Plan compensates PIMS at an annual rate of .25 of 1% of the lesser of (a) the aggregate sales of the series' Class A shares issued (not including reinvestment of dividends and distributions) on or after July 1, 1985 (the effective date of the plan) less the aggregate net asset value of any such shares redeemed, or (b) the average net asset value of the shares issued after the effective date of the plan.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was
    28

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

 .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended November 30, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended November 30, 2000, the Fund incurred fees of approximately $1,656,900, $169,300, and $159,300, respectively, for the Money Market Series, Short-Intermediate Term Series, and U.S. Treasury Money Market Series. As of November 30, 2000, approximately $118,400, $12,500, and $9,800 of such fees were due to PMFS, respectively, for the Money Market Series, Short-Intermediate Term Series, and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations includes certain out-of-pocket expenses paid to non-affiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities other than short-term investments, for the Short-Intermediate Term Series for the year ended November 30, 2000 were $436,716,769 and $451,944,267, respectively.

      For the Short-Intermediate Term Series, the cost basis of investments for federal income tax purposes was $129,431,074 and, accordingly, as of November 30, 2000, net unrealized appreciation for federal income tax purposes was $853,291 (gross unrealized appreciation-$1,348,020; gross unrealized depreciation--$494,729).

      For federal income tax purposes, the Short-Intermediate Term Series has a capital loss carryforward as of November 30, 2000 of approximately $28,698,000 of which $7,594,000 expires in 2001, $12,125,000 expires in 2002, $448,000 expires in 2003, $1,933,000 expires in 2004, $3,290,000 expires in 2005,
$1,537,000 expires in 2007 and $1,771,000 expires in 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. During the fiscal year ended November 30, 2000, approximately $3,746,000 of the capital loss carryforward expired unused.

      The average balance of dollar rolls outstanding during the year ended November 30, 2000 was approximately $17,398,859 for the Short-Intermediate Term Series.
                                                                          29

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

      During the fiscal year ended November 30, 2000, the Short-Intermediate Term Series entered into financial futures contracts. Details of open contracts at November 30, 2000 are as follows:

                                                  Value at        Value at
Number of                         Expiration       Trade        November 30,       Unrealized
Contracts           Type             Date           Date            2000          Appreciation
---------     ----------------    -----------    ----------     ------------     --------------
               Long Position:
               U.S. Treasury
    26           5 yr. Note       March 2001     $2,635,945      $2,654,844         $ 18,899
               U.S. Treasury
    60          10 yr. Note       March 2001      6,150,266       6,181,860           31,594
                                                                                 --------------
                                                                                    $ 50,493
                                                                                 --------------
                                                                                 --------------

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 2000, the Short-Intermediate Term Series had a .88% undivided interest in the repurchase agreements in the joint account. This undivided interest represented $7,779,000 in principal amount. As of such date, the repurchase agreements in the joint account and the value of the collateral therefore were as follows:

      ABN AMRO Incorporated, 6.49%, in the principal amount of $140,000,000, repurchase price $140,025,239, due 12/1/00. The value of the collateral including accrued interest was $142,800,099.

      Bear, Stearns & Co. Inc., 6.49%, in the principal amount of $150,000,000, repurchase price $150,027,042, due 12/1/00. The value of the collateral including accrued interest was $154,187,553.

      Chase Securities, Inc., 6.49%, in the principal amount of $170,000,000, repurchase price $170,030,647, due 12/1/00. The value of the collateral including accrued interest was $173,403,728.

      Credit Suisse First Boston Corp., 6.54%, in the principal amount of $50,000,000, repurchase price $50,009,083, due 12/1/00. The value of the collateral including accrued interest was $51,721,692.

      Deutsche Bank Alex. Brown, 6.53%, in the principal amount of $115,305,000, repurchase price $115,325,915, due 12/1/00. The value of the collateral including accrued interest was $117,611,817.
    30

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

      UBS Warburg, 6.49%, in the principal amount of $255,000,000, repurchase price $255,045,971, due 12/1/00. The value of the collateral including accrued interest was $260,101,709.

Note 6. Capital
The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

      Transactions in shares of beneficial interest for the Money Market Series were as follows:

                                                                    Year Ended November 30,
                                                        ------------------------------------------------
                                                                 2000                      1999
                                                        ----------------------    ----------------------
Class A
-----------------------------------------------------
Shares sold                                                      1,104,851,149             1,712,722,383
Shares issued in reinvestment of dividends and
  distributions                                                     28,694,291                24,187,413
Shares reacquired                                               (1,152,106,270)           (1,750,045,596)
                                                        ----------------------    ----------------------
Net increase (decrease) in shares outstanding                      (18,560,830)              (13,135,800)
                                                        ----------------------    ----------------------
                                                        ----------------------    ----------------------
                                                                    Year Ended November 30,
                                                        ------------------------------------------------
                                                                 2000                      1999
                                                        ----------------------    ----------------------
Class Z
-----------------------------------------------------
Shares sold                                                         65,628,283                32,872,164
Shares issued in reinvestment of dividends and
  distributions                                                      1,803,187                 1,421,142
Shares reacquired                                                  (70,443,173)              (19,648,063)
                                                        ----------------------    ----------------------
Net increase (decrease) in shares outstanding                       (3,011,703)               14,645,243
                                                        ----------------------    ----------------------
                                                        ----------------------    ----------------------

      Transactions in shares of beneficial interest for the Short-Intermediate Term Series were as follows:

Class A                                                          Shares                    Amount
------------------------------------------------------   ----------------------    ----------------------
Year Ended November 30, 2000
Shares sold                                                           1,478,297        $       13,880,626
Shares issued in reinvestment of dividends                              401,831                 3,771,291
Shares reacquired                                                    (4,375,413)       $      (41,067,353)
                                                         ----------------------    ----------------------
Net increase (decrease) in shares outstanding                        (2,495,285)              (23,415,436)
                                                         ----------------------    ----------------------
                                                         ----------------------    ----------------------

                                                                          31

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

Class A                                                          Shares                    Amount
------------------------------------------------------   ----------------------    ----------------------
Year ended November 30, 1999:
Shares sold                                                           1,586,933        $       15,183,562
Shares issued in reinvestment of dividends                              500,676                 4,786,911
Shares reacquired                                                    (3,863,436)              (36,892,313)
                                                         ----------------------    ----------------------
Net increase (decrease) in shares outstanding                        (1,775,827)       $      (16,921,840)
                                                         ----------------------    ----------------------
                                                         ----------------------    ----------------------
Class Z
------------------------------------------------------
Year ended November 30, 2000:
Shares sold                                                           1,212,347        $       11,434,692
Shares issued in reinvestment of dividends                               37,409                   352,612
Shares reacquired                                                    (1,405,106)              (13,239,530)
                                                         ----------------------    ----------------------
Net increase (decrease) in shares outstanding                          (155,350)       $       (1,452,226)
                                                         ----------------------    ----------------------
                                                         ----------------------    ----------------------
Year ended November 30, 1999:
Shares sold                                                           1,423,368        $       13,806,158
Shares issued in reinvestment of dividends                               47,015                   450,600
Shares reacquired                                                    (1,058,235)              (10,176,988)
                                                         ----------------------    ----------------------
Net increase (decrease) in shares outstanding                           412,148        $        4,079,770
                                                         ----------------------    ----------------------
                                                         ----------------------    ----------------------

      Transactions in shares of beneficial interest for the U.S. Treasury Money Market Series were as follows:

                                                                    Year Ended November 30,
                                                        ------------------------------------------------
                                                                 2000                      1999
                                                        ----------------------    ----------------------
Class A
-----------------------------------------------------
Shares sold                                                      2,821,510,964             3,013,485,594
Shares issued in reinvestment of dividends and
  distributions                                                     18,027,281                13,826,283
Shares reacquired                                               (2,796,024,697)           (3,042,655,971)
                                                        ----------------------    ----------------------
Net increase (decrease) in shares outstanding                       43,513,548               (15,344,094)
                                                        ----------------------    ----------------------
                                                        ----------------------    ----------------------
Class Z
-----------------------------------------------------
Shares sold                                                          6,654,289                 3,015,070
Shares issued in reinvestment of dividends and
  distributions                                                        116,064                    76,204
Shares reacquired                                                   (3,274,266)               (1,078,069)
                                                        ----------------------    ----------------------
Net increase (decrease) in shares outstanding                        3,496,087                 2,013,205
                                                        ----------------------    ----------------------
                                                        ----------------------    ----------------------

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

Note 7. Proposed Reorganization
On November 14, 2000, the Trustees' of the Fund approved an Agreement and Plan of Reorganization (the 'Plan'), which provides for the transfer of all of the assets of Prudential Government Securities Trust: Short Intermediate Term Series to Prudential Government Income Fund, Inc. in exchange for Class A and Z shares of the Prudential Government Income Fund, Inc. and the Prudential Government Income Fund, Inc. assumption of the liabilities of the Prudential Government Securities Trust: Short Intermediate Term Series.

      The Plan is subject to approval by the shareholders of the Prudential Government Securities Trust: Short Intermediate Term Series at a shareholder meeting scheduled on March 22, 2001. If the Plan is approved, it is expected that the reorganization will take place shortly thereafter. The Prudential Government Securities Trust: Short Intermediate Term Series and the Prudential Government Income Fund, Inc. will each bear their pro-rata share of the costs of the reorganization, including cost of proxy solicitation.
                                                                          33

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights

                                                                     Class A
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $   1.000
Net investment income                                                    .053
Dividends and distributions                                             (.053)
                                                                -----------------   ---
Net asset value, end of year                                            1.000
                                                                -----------------   ---
                                                                -----------------   ---
TOTAL RETURN(a)                                                          5.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 558,307
Average net assets (000)                                            $ 559,103
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.91%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.79%
   Net investment income                                                 5.35%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    34                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
       0.042                0.048                0.048                0.046
      (0.042)              (0.048)              (0.048)              (0.046)
----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        4.31%                4.87%                4.87%                4.74%
    $576,868             $590,004             $591,428             $552,123
    $594,266             $589,649             $586,513             $589,147
        0.90%                0.80%                0.77%                0.86%
        0.77%                0.67%                0.65%                0.73%
        4.23%                4.77%                4.77%                4.63%

    See Notes to Financial Statements                                     35

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $ 1.000
Net investment income                                                   .054
Dividends and distributions                                            (.054)
                                                                    --------        ---
Net asset value, end of period                                       $ 1.000
                                                                    --------        ---
                                                                    --------        ---
TOTAL RETURN(a)                                                         5.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $38,534
Average net assets (000)                                             $34,243
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              0.79%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              0.79%
   Net investment income                                                5.48%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
    36                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                      Class Z
----------------------------------------------------
          Year Ended               March 1, 1996(b)
         November 30,                   Through
------------------------------       November 30,
 1999        1998        1997            1996
----------------------------------------------------------
$ 1.000     $ 1.000     $1.000          $ 1.000
  0.044       0.049      0.048            0.038
 (0.044)     (0.049)    (0.048)          (0.038)
-------     -------     ------          -------        ---
$ 1.000     $ 1.000     $1.000          $ 1.000
-------     -------     ------          -------        ---
-------     -------     ------          -------        ---
   4.44%       5.00%      5.03%            3.87%
$41,546     $26,901     $  581          $   204(c)
$32,984     $19,236     $  672          $ 1,962
   0.77%       0.67%      0.65%            0.68%(d)
   0.77%       0.67%      0.65%            0.68%(d)
   4.38%       4.89%      4.92%            4.68%(d)

    See Notes to Financial Statements                                     37

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Financial Highlights

                                                                     Class A
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $    9.41
                                                                -----------------
Income from investment operations:
Net investment income                                                    0.51
Net realized and unrealized gain (loss) on investment
   transactions                                                          0.14
                                                                -----------------
   Total from investment operations                                      0.65
                                                                -----------------
Less distributions:
Dividends from net investment income                                    (0.45)
                                                                -----------------
Net asset value, end of year                                        $    9.61
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                          7.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 106,048
Average net assets (000)                                            $ 113,860
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.94%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.76%
   Net investment income                                                 5.38%
For Class A and Z shares:
   Portfolio turnover rate                                                370%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    38                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $   9.77             $   9.74             $   9.70             $   9.74
----------------     ----------------     ----------------     ----------------
        0.47                 0.51                 0.56                 0.51
       (0.35)                0.06                   --                (0.01)
----------------     ----------------     ----------------     ----------------
        0.12                 0.57                 0.56                 0.50
----------------     ----------------     ----------------     ----------------
       (0.48)               (0.54)               (0.52)               (0.54)
----------------     ----------------     ----------------     ----------------
    $   9.41             $   9.77             $   9.74             $   9.70
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        1.26%                6.01%                5.96%                5.34%
    $127,298             $149,508             $149,162             $185,235
    $138,847             $155,680             $166,651             $186,567
        0.92%                0.96%                0.97%                1.01%
        0.73%                0.78%                0.77%                0.79%
        4.90%                5.26%                5.76%                5.99%
         304%                 155%                 210%                 132%

    See Notes to Financial Statements                                     39

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $    9.45
                                                                -----------------
Income from investment operations:
Net investment income                                                    0.52
Net realized and unrealized gain (loss) on investment
   transactions                                                          0.16
                                                                -----------------
   Total from investment operations                                      0.68
                                                                -----------------
Less distributions:
Dividends from net investment income                                    (0.47)
                                                                -----------------
Net asset value, end of period                                      $    9.66
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                          7.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $   7,041
Average net assets (000)                                            $   7,073
Ratios to average net assets:
   Expenses                                                              0.76%
   Net investment income                                                 5.56%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
    40                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Financial Highlights Cont'd.

                Class Z
----------------------------------------
                      February 26,
   Year Ended           1997(b)
  November 30,          Through
-----------------     November 30,
 1999       1998          1997
----------------------------------------
$ 9.81     $ 9.77        $ 9.64
------     ------     ------------
  0.51       0.47          0.47
 (0.37)      0.13          0.07
------     ------     ------------
  0.14       0.60          0.54
------     ------     ------------
 (0.50)     (0.56)        (0.41)
------     ------     ------------
$ 9.45     $ 9.81        $ 9.77
------     ------     ------------
------     ------     ------------
  1.46%      6.31%         5.70%
$8,360     $4,635        $  207(c)
$8,798     $3,631        $  202(c)
  0.73%      0.78%         0.77%(d)
  5.09%      5.36%         6.52%(d)

    See Notes to Financial Statements                                     41

     Prudential Government Securities Trust
       U.S. Treasury Money Market Series
             Financial Highlights

                                                                     Class A
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $   1.000
Net investment income                                                   0.052
Dividends and distributions                                            (0.052)
                                                                -----------------
Net asset value, end of year                                        $   1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                          5.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 365,154
Average net assets (000)                                            $ 396,454
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.61%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.48%
   Net investment income                                                 5.09%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    42                                     See Notes to Financial Statements

     Prudential Government Securities Trust
       U.S. Treasury Money Market Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
       0.041                0.046                0.047                0.046
      (0.041)              (0.046)              (0.047)              (0.046)
----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        4.19%                4.66%                4.80%                4.75%
    $321,641             $336,985             $432,784             $305,330
    $383,772             $420,140             $402,634             $393,060
        0.63%                0.63%                0.65%                0.63%
        0.51%                0.51%                0.52%                0.51%
        4.08%                4.57%                4.66%                4.57%

    See Notes to Financial Statements                                     43

     Prudential Government Securities Trust
       U.S. Treasury Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                             Class Z
                                     -------------------------------------------------------
                                                                          February 21,
                                                Year Ended                  1997(b)
                                               November 30,                 Through
                                     --------------------------------     November 30,
                                        2000         1999       1998          1997
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                              $1.000       $1.000     $1.000        $1.000
                                     ----------     ------     ------     ------------
Net investment income                   0.053        0.043      0.049         0.039
Dividends and distributions            (0.053)      (0.043)    (0.049)       (0.039)
                                     ----------     ------     ------     ------------
Net asset value, end of period         $1.000       $1.000     $1.000        $1.000
                                     ----------     ------     ------     ------------
                                     ----------     ------     ------     ------------
TOTAL RETURN(a)                          5.40%        4.37%      5.05%         3.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $5,510       $2,013     $  211(c)     $  205(c)
Average net assets (000)               $2,191       $1,942     $  209(c)     $  197(c)
Ratios to average net assets:
   Expenses, including
      distribution fees and
      service (12b-1) fees               0.48%        0.51%      0.51%         0.52%(d)
   Expenses, excluding
      distribution fees and
      service (12b-1) fees               0.48%        0.51%      0.51%         0.52%(d)
   Net investment income                 5.31%        4.19%      4.91%         3.89%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
    44                                     See Notes to Financial Statements

     Prudential Government Securities Trust
             Report of Independent Accountants

To the Shareholders and Trustees of
Prudential Government Securities Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series, Short-Intermediate Term Series and U.S. Treasury Money Market Series (constituting Prudential Government Securities Trust, hereafter referred to as the 'Fund') at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
As described in Note 7 to the financial statements, on November 14, 2000, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization, subject to shareholders approval, whereby the Prudential Government Securities
Trust: Short-Intermediate Term Series would be merged into Prudential Government Income Fund, Inc.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
January 17, 2001
                                                                          45

     Prudential Government Securities Trust
             Federal Income Tax Information (Unaudited)

      We are required by New York, California, Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective states' taxing authorities. We are pleased to report that 57.00% of the dividends paid by the Money Market Series*, 16.65% of the dividends paid by the Short-Intermediate Term Series* and 100% of the dividends paid by the U.S. Treasury Money Market Series qualify for such deduction.

      Shortly after the close of the calendar year ended December 31, 2000, you will be advised as to the federal tax status of the dividends you received in calendar year 2000.

      For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

* Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude interest on federal obligations from state and local tax.
    46

Prudential Government Securities Trust
Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered
representative. Your financial professional can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

Keeping Up With the Joneses
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can
answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

Prudential Government Securities Trust
Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund

balanced/allocation funds
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
    Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

Prudential Government Securities Trust
Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll
use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that
separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

www.prudential.com            (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential Government Securities Trust    Short-
Intermediate Term Series
Class A     Growth of a $10,000 Investment

(CHART)

Average Annual Total Returns as of 11/30/00
          One Year    Five Years    Ten Years    Since Inception (9/22/82)
Class A    7.13%         5.12%        6.25%              7.82%


Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return for the ten-year period. The graph compares a $10,000 investment in the Prudential Government Securities
Trust/Short-Intermediate Term Series
(Class A shares) with a similar investment in the Lehman Brothers Intermediate
Government Bond Index (the Index) by portraying the initial account values at
11/30/90, and the account values at the end of the current fiscal year
(November 30, 2000), as measured on a quarterly basis, beginning 11/30/90. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees
(including management fees) were deducted, and (b) all dividends and distributions were reinvested.

The Index is an unmanaged weighted index comprising securities issued or backed by the U.S. government or its agencies or instrumentalities, with a remaining maturity of one to ten years. The
Index's total returns include the
reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series' portfolio. Other indexes may portray different comparative performance.
Investors cannot invest directly in
an index.

This graph is furnished to you in accordance with SEC regulations.

www.prudential.com    (800) 225-1852

Class Z     Growth of a $10,000 Investment


Average Annual Total Returns as of 11/30/00
           One Year    Five Years    Ten Years    Since Inception
Class Z      7.41%         N/A          N/A           5.54%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.
The graph compares a $10,000
investment in the Prudential Government Securities
Trust/Short-Intermediate
Term Series (Class Z shares) with a similar investment in the Lehman Brothers
Intermediate Government Bond Index (the Index) by portraying the initial account values at the commencement of operations of Class Z shares, and the account values at the end of the current fiscal year (November 30,
2000), as measured on a quarterly basis, beginning
2/26/97. For purposes of
the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class Z shares are not subject to distribution and service (12b-1) fees.

The Index is an unmanaged weighted index comprising securities issued or backed by the U.S. government or its agencies or instrumentalities, with a remaining maturity of one to ten years. The
Index's total returns include the
reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series' portfolio. Other indexes may portray different comparative performance.
Investors cannot invest directly in
an index.

This graph is furnished to you in accordance with SEC regulations.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
http://www.prudential.com

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols
SERIES                        NASDAQ     CUSIP
Money Market:      Class A    PBGXX    744342205
                   Class Z    PGZXX    744342403
Short-Int. Term:   Class A    PBGVX    744342106
                   Class Z    PSHZX    744342601
U.S. Treasury:     Class A    PUSXX    744342304
                   Class Z    PTZXX    744342502
MF100E

(ICON) Printed on Recycled  Paper